DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Direct Operating Costs 1 [Abstract]
Cost of inventory	$ 2,629	$ 2,781	$ 2,978
Depreciation and amortization expense	4,024	3,644	2,739
Compensation	3,195	2,997	2,582
Fuel, transportation and distribution costs	2,211	1,823	1,553
Operations and maintenance costs	1,528	1,258	1,143
Marketing and administrative costs	1,198	1,128	883
Utilities	1,130	1,149	941
Other direct operating costs	961	896	651
Total	$ 16,876	$ 15,676	$ 13,470